Quarterly Holdings Report
for

Fidelity® Large Cap Value Enhanced Index Fund

May 31, 2019

VEI-QTLY-0719
1.850084.112

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 4.4%
AT&T, Inc.	2,554,283	$78,109,974
Verizon Communications, Inc.	1,427,895	77,606,093
		155,716,067
Entertainment - 0.4%
Electronic Arts, Inc. (a)	11,144	1,037,284
The Walt Disney Co.	50,968	6,729,815
Viacom, Inc. Class B (non-vtg.)	273,710	7,945,801
		15,712,900
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (a)	5,584	6,178,696
TripAdvisor, Inc. (a)(b)	80,357	3,396,690
		9,575,386
Media - 2.9%
Comcast Corp. Class A	1,632,990	66,952,590
Discovery Communications, Inc.:
Class A (a)(b)	105,069	2,864,181
Class C (non-vtg.) (a)	26,675	683,947
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	224,336	8,080,583
Liberty SiriusXM Series C (a)	133,079	4,809,475
Omnicom Group, Inc.	181,599	14,048,499
Sinclair Broadcast Group, Inc. Class A	55,163	2,961,150
		100,400,425
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	261,786	19,225,564
Telephone & Data Systems, Inc.	125,312	3,610,239
		22,835,803

TOTAL COMMUNICATION SERVICES		304,240,581

CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.0%
BorgWarner, Inc.	35,557	1,261,562
Automobiles - 0.6%
Ford Motor Co.	2,355,684	22,426,112
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	11,734	1,608,262
Strategic Education, Inc.	3,067	539,761
		2,148,023
Hotels, Restaurants & Leisure - 1.3%
ARAMARK Holdings Corp.	48,019	1,670,581
Darden Restaurants, Inc.	160,395	18,657,146
Extended Stay America, Inc. unit	357,961	6,135,452
Las Vegas Sands Corp.	4,877	268,235
McDonald's Corp.	75,588	14,986,833
SeaWorld Entertainment, Inc. (a)	13,666	437,312
U.S. Foods Holding Corp. (a)	60,107	2,077,298
		44,232,857
Household Durables - 0.6%
Garmin Ltd.	86,825	6,640,376
PulteGroup, Inc.	283,109	8,776,379
Roku, Inc. Class A (a)	72,522	6,555,989
		21,972,744
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	589,952	21,196,975
Multiline Retail - 0.3%
Kohl's Corp.	19,642	968,743
Target Corp.	115,367	9,281,275
		10,250,018
Specialty Retail - 1.2%
Advance Auto Parts, Inc.	84,303	13,066,965
AutoZone, Inc. (a)	19,119	19,637,316
Dick's Sporting Goods, Inc.	105,210	3,630,797
Gap, Inc.	97,571	1,822,626
L Brands, Inc.	86,605	1,945,148
		40,102,852
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (a)	24,112	783,158
Deckers Outdoor Corp. (a)	89,450	13,605,345
PVH Corp.	149,389	12,726,449
Ralph Lauren Corp.	180,689	18,995,835
		46,110,787

TOTAL CONSUMER DISCRETIONARY		209,701,930

CONSUMER STAPLES - 8.3%
Beverages - 0.1%
PepsiCo, Inc.	13,934	1,783,552
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	28,803	6,900,623
Kroger Co.	959,140	21,877,983
Performance Food Group Co. (a)	61,504	2,420,182
Walmart, Inc.	556,823	56,484,125
		87,682,913
Food Products - 2.0%
Flowers Foods, Inc.	18,368	410,892
General Mills, Inc.	111,617	5,518,344
Ingredion, Inc.	11,847	902,268
McCormick & Co., Inc. (non-vtg.)	54,386	8,486,391
Mondelez International, Inc.	668,560	33,996,276
Sanderson Farms, Inc.	5,400	738,234
Seaboard Corp.	44	180,400
The Hershey Co.	51,270	6,765,589
The Kraft Heinz Co.	322,909	8,928,434
Tyson Foods, Inc. Class A	61,502	4,667,387
		70,594,215
Household Products - 3.1%
Church & Dwight Co., Inc.	126,082	9,381,762
Clorox Co.	61,572	9,162,529
Kimberly-Clark Corp.	30,867	3,947,581
Procter & Gamble Co.	852,113	87,690,949
		110,182,821
Tobacco - 0.6%
Philip Morris International, Inc.	266,124	20,526,144

TOTAL CONSUMER STAPLES		290,769,645

ENERGY - 7.2%
Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.	32,865	2,312,710
Antero Resources Corp. (a)(b)	1,809,326	11,887,272
Chevron Corp.	671,277	76,424,886
ConocoPhillips Co.	600,556	35,408,782
Devon Energy Corp.	51,553	1,297,073
EQT Corp.	48,140	880,962
Exxon Mobil Corp.	1,298,268	91,878,426
HollyFrontier Corp.	90,057	3,420,365
Kinder Morgan, Inc.	492,763	9,830,622
Marathon Oil Corp.	746,746	9,819,710
Range Resources Corp. (b)	1,208,504	9,450,501
		252,611,309
FINANCIALS - 20.3%
Banks - 9.7%
Bank of America Corp.	2,434,056	64,745,890
Citigroup, Inc.	839,057	52,147,393
JPMorgan Chase & Co.	1,066,318	112,987,051
M&T Bank Corp.	140,553	22,432,259
Regions Financial Corp.	906,283	12,533,894
SunTrust Banks, Inc.	63,173	3,791,012
U.S. Bancorp	107,337	5,388,317
Wells Fargo & Co.	1,513,455	67,151,998
		341,177,814
Capital Markets - 1.5%
Affiliated Managers Group, Inc.	15,518	1,300,719
BlackRock, Inc. Class A	5,532	2,298,878
Donnelley Financial Solutions, Inc. (a)	8,441	104,078
Goldman Sachs Group, Inc.	2,147	391,806
Invesco Ltd.	967,607	18,907,041
Morgan Stanley	746,844	30,389,082
		53,391,604
Consumer Finance - 2.7%
Ally Financial, Inc.	551,843	15,931,707
American Express Co.	207,260	23,774,795
Capital One Financial Corp.	326,482	28,035,009
Discover Financial Services	40,651	3,030,532
Navient Corp.	32,023	417,580
Synchrony Financial	663,999	22,330,286
		93,519,909
Diversified Financial Services - 2.2%
AXA Equitable Holdings, Inc.	54,856	1,127,291
Berkshire Hathaway, Inc. Class B (a)	373,055	73,648,518
Jefferies Financial Group, Inc.	40,067	707,984
		75,483,793
Insurance - 3.6%
AFLAC, Inc.	236,149	12,114,444
Alleghany Corp. (a)	1,996	1,323,947
Allstate Corp.	276,764	26,433,730
American National Insurance Co.	4,678	530,345
Arch Capital Group Ltd. (a)	27,481	946,171
Axis Capital Holdings Ltd.	51,529	3,070,098
Brighthouse Financial, Inc. (a)	23,888	847,785
Chubb Ltd.	2,157	315,073
Everest Re Group Ltd.	7,550	1,869,833
First American Financial Corp.	367,106	18,961,025
FNF Group	177,605	6,846,673
Hanover Insurance Group, Inc.	3,602	440,020
Hartford Financial Services Group, Inc.	117,010	6,161,747
Kemper Corp.	17,258	1,432,241
Lincoln National Corp.	25,251	1,501,172
Loews Corp.	247,320	12,702,355
Old Republic International Corp.	351,669	7,754,301
Progressive Corp.	157,478	12,484,856
Prudential Financial, Inc.	69,926	6,459,764
RenaissanceRe Holdings Ltd.	10,125	1,766,205
Unum Group	108,890	3,428,946
		127,390,731
Mortgage Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	1,372,892	12,095,179
Chimera Investment Corp.	66,597	1,214,729
MFA Financial, Inc.	1,100,656	7,748,618
		21,058,526
Thrifts & Mortgage Finance - 0.0%
Essent Group Ltd. (a)	15,990	750,731
MGIC Investment Corp. (a)	57,923	784,857
		1,535,588

TOTAL FINANCIALS		713,557,965

HEALTH CARE - 16.7%
Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. (a)	19,363	2,201,186
Amgen, Inc.	101,994	17,002,400
Biogen, Inc. (a)	46,767	10,255,535
Gilead Sciences, Inc.	257,677	16,040,393
		45,499,514
Health Care Equipment & Supplies - 4.3%
Abbott Laboratories	710,198	54,067,374
Baxter International, Inc.	334,062	24,533,513
Danaher Corp.	108,770	14,358,728
Dentsply Sirona, Inc.	272,667	14,688,571
Hill-Rom Holdings, Inc.	89,332	8,589,272
Hologic, Inc. (a)	98,435	4,332,124
Integra LifeSciences Holdings Corp. (a)	18,280	851,848
Medtronic PLC	336,079	31,114,194
		152,535,624
Health Care Providers & Services - 2.2%
Anthem, Inc.	126,527	35,171,975
Cardinal Health, Inc.	13,149	553,178
CVS Health Corp.	494,250	25,883,873
Molina Healthcare, Inc. (a)	84,853	12,071,188
Quest Diagnostics, Inc.	27,025	2,591,968
		76,272,182
Health Care Technology - 0.3%
Cerner Corp.	91,320	6,389,660
Omnicell, Inc. (a)	31,178	2,477,092
		8,866,752
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	7,302	489,599
Bruker Corp.	14,727	615,147
IQVIA Holdings, Inc. (a)	8,541	1,160,295
Syneos Health, Inc. (a)	22,904	944,332
Thermo Fisher Scientific, Inc.	96,825	25,850,339
		29,059,712
Pharmaceuticals - 7.8%
Allergan PLC	56,108	6,840,126
Bristol-Myers Squibb Co.	602,342	27,328,257
Eli Lilly & Co.	145,031	16,814,894
Johnson & Johnson	553,989	72,655,657
Merck & Co., Inc.	817,209	64,731,125
Mylan NV (a)	580,778	9,757,070
Pfizer, Inc.	1,818,608	75,508,604
		273,635,733

TOTAL HEALTH CARE		585,869,517

INDUSTRIALS - 8.1%
Aerospace & Defense - 1.4%
Arconic, Inc.	296,955	6,503,315
L3 Technologies, Inc.	2,631	636,860
Moog, Inc. Class A	28,657	2,361,910
United Technologies Corp.	308,390	38,949,657
		48,451,742
Building Products - 0.8%
Johnson Controls International PLC (b)	700,074	26,966,850
Commercial Services & Supplies - 1.0%
KAR Auction Services, Inc.	90,403	5,082,457
Republic Services, Inc.	259,736	21,971,068
Tetra Tech, Inc.	19,686	1,329,199
Waste Management, Inc.	53,309	5,829,339
		34,212,063
Construction & Engineering - 0.2%
Arcosa, Inc.	8,303	281,389
EMCOR Group, Inc.	63,307	5,100,012
Quanta Services, Inc.	38,500	1,338,260
Valmont Industries, Inc.	3,902	441,355
		7,161,016
Electrical Equipment - 0.4%
Eaton Corp. PLC	208,571	15,536,454
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	21,603	2,879,896
General Electric Co.	1,127,334	10,642,033
Roper Technologies, Inc.	2,735	940,621
		14,462,550
Machinery - 1.8%
AGCO Corp.	285,988	19,035,361
Caterpillar, Inc.	89,213	10,688,610
Cummins, Inc.	143,850	21,686,826
Dover Corp.	56,763	5,075,180
Oshkosh Corp.	23,614	1,681,081
PACCAR, Inc.	39,927	2,627,995
Timken Co.	24,674	1,085,903
Woodward, Inc.	19,281	2,100,087
		63,981,043
Professional Services - 0.8%
FTI Consulting, Inc. (a)	96,658	8,111,539
IHS Markit Ltd. (a)	364,970	20,945,628
Manpower, Inc.	10,010	856,055
		29,913,222
Road & Rail - 1.3%
CSX Corp.	358,410	26,690,793
Kansas City Southern	158,749	17,983,087
Norfolk Southern Corp.	5,077	990,726
		45,664,606

TOTAL INDUSTRIALS		286,349,546

INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 2.5%
Cisco Systems, Inc.	1,510,912	78,612,751
Juniper Networks, Inc.	429,862	10,578,904
		89,191,655
Electronic Equipment & Components - 0.5%
Avnet, Inc.	225,248	9,199,128
Dolby Laboratories, Inc. Class A	27,299	1,691,719
Keysight Technologies, Inc. (a)	49,528	3,721,039
Tech Data Corp. (a)	47,419	4,298,532
		18,910,418
IT Services - 1.7%
Amdocs Ltd.	231,838	13,775,814
Conduent, Inc. (a)	30,042	267,374
CoreLogic, Inc. (a)	69,188	2,711,478
DXC Technology Co.	235,713	11,205,796
Genpact Ltd.	53,448	1,932,145
IBM Corp.	196,295	24,927,502
Worldpay, Inc. (a)	44,262	5,384,030
		60,204,139
Semiconductors & Semiconductor Equipment - 3.3%
Intel Corp.	1,628,008	71,697,472
NXP Semiconductors NV	25,186	2,220,398
ON Semiconductor Corp. (a)	111,866	1,986,740
Qorvo, Inc. (a)	30,409	1,860,423
Qualcomm, Inc.	551,557	36,855,039
Xilinx, Inc.	10,968	1,122,136
		115,742,208
Software - 1.9%
Avalara, Inc.	60,403	4,085,659
Cadence Design Systems, Inc. (a)	55,204	3,509,318
LogMeIn, Inc.	11,013	791,064
Nuance Communications, Inc. (a)	465,751	7,996,945
Oracle Corp.	390,578	19,763,247
Synopsys, Inc. (a)	191,445	22,291,856
Verint Systems, Inc. (a)	114,908	6,521,029
		64,959,118
Technology Hardware, Storage & Peripherals - 1.2%
Hewlett Packard Enterprise Co.	1,307,704	17,941,699
HP, Inc.	301,546	5,632,879
Xerox Corp.	623,904	19,097,701
		42,672,279

TOTAL INFORMATION TECHNOLOGY		391,679,817

MATERIALS - 2.9%
Chemicals - 1.5%
Axalta Coating Systems Ltd. (a)	59,758	1,404,911
CF Industries Holdings, Inc.	179,007	7,203,242
DowDuPont, Inc.	494,342	15,087,318
Eastman Chemical Co.	187,769	12,189,963
Huntsman Corp.	901,622	15,661,174
		51,546,608
Containers & Packaging - 0.2%
Graphic Packaging Holding Co.	278,362	3,618,706
International Paper Co.	81,219	3,368,152
		6,986,858
Metals & Mining - 0.8%
Newmont Goldcorp Corp.	24,018	794,756
Nucor Corp.	134,260	6,444,480
Reliance Steel & Aluminum Co.	224,852	18,723,426
Royal Gold, Inc.	47,886	4,213,489
		30,176,151
Paper & Forest Products - 0.4%
Domtar Corp.	338,784	14,245,867

TOTAL MATERIALS		102,955,484

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.4%
American Campus Communities, Inc.	37,915	1,756,223
American Homes 4 Rent Class A	69,600	1,698,936
Apartment Investment & Management Co. Class A	14,045	701,548
Apple Hospitality (REIT), Inc.	480,766	7,423,027
Brandywine Realty Trust (SBI)	44,038	665,414
Brixmor Property Group, Inc.	564,808	9,686,457
Camden Property Trust (SBI)	32,076	3,315,375
Cousins Properties, Inc.	409,918	3,709,758
EastGroup Properties, Inc.	32,849	3,646,239
Empire State Realty Trust, Inc.	57,002	875,551
EPR Properties	14,777	1,154,084
Equity Commonwealth	10,689	348,141
Gaming & Leisure Properties	222,241	8,776,297
Hospitality Properties Trust (SBI)	23,146	575,641
Host Hotels & Resorts, Inc.	179,936	3,258,641
Life Storage, Inc.	55,451	5,338,822
Outfront Media, Inc.	179,307	4,419,918
Park Hotels & Resorts, Inc.	564,042	15,578,840
PS Business Parks, Inc.	21,562	3,469,757
Retail Properties America, Inc.	146,630	1,743,431
RLJ Lodging Trust	20,981	360,244
Spirit MTA REIT	102,666	721,742
Spirit Realty Capital, Inc. (b)	473,009	20,178,564
Store Capital Corp.	342,363	11,715,662
Ventas, Inc.	101,771	6,543,875
VEREIT, Inc.	360,761	3,203,558
		120,865,745
UTILITIES - 5.4%
Electric Utilities - 3.4%
Duke Energy Corp.	177,630	15,206,904
Evergy, Inc.	86,677	5,039,401
Exelon Corp.	641,385	30,837,791
NextEra Energy, Inc.	34,829	6,903,456
OGE Energy Corp.	409,596	17,022,810
PNM Resources, Inc.	121,397	5,719,013
Portland General Electric Co.	265,592	14,039,193
PPL Corp.	470,973	14,016,156
Xcel Energy, Inc.	223,661	12,824,722
		121,609,446
Gas Utilities - 0.7%
Atmos Energy Corp.	20,152	2,051,474
Southwest Gas Holdings, Inc.	29,945	2,549,517
UGI Corp.	388,558	20,053,478
		24,654,469
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	81,629	2,778,651
Multi-Utilities - 1.1%
Ameren Corp.	295,571	21,677,177
MDU Resources Group, Inc.	673,847	16,630,544
		38,307,721
Water Utilities - 0.1%
American Water Works Co., Inc.	27,564	3,115,283

TOTAL UTILITIES		190,465,570

TOTAL COMMON STOCKS
(Cost $3,183,563,450)		3,449,067,109
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.46% 9/12/19 (c)
(Cost $3,972,327)	4,000,000	3,974,189
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund 2.41% (d)	79,584,453	$79,600,369
Fidelity Securities Lending Cash Central Fund 2.42% (d)(e)	60,404,191	60,410,231
TOTAL MONEY MARKET FUNDS
(Cost $140,010,600)		140,010,600
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $3,327,546,377)		3,593,051,898
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(73,221,039)
NET ASSETS - 100%		$3,519,830,859

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	575	June 2019	$79,137,250	$(2,725,383)	$(2,725,383)

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,845,028.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$613,283
Fidelity Securities Lending Cash Central Fund	31,053
Total	$644,336

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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